Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) lawsuit bond shares	Dec. 31, 2020 BRL (R$) bond shares	Dec. 31, 2019 EUR (€) bond	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$) lawsuit	Dec. 31, 2019 BRL (R$)
Disclosure of financial assets [line items]
Increase in credits and other financial assets	€ 160	R$ 932		€ 1,454	R$ 6,240
Increase (reduction) to tax expense due to decisions with tax authorities	(75)	(436)	€ 789	789	3,386
Increase (reduction) to finance income due to decisions with tax authorities	€ 85	R$ 496		€ 665	R$ 2,854
Outstanding tax credit			452				R$ 2,046
Number of other lawsuits engaged in | lawsuit	2					2
Other current financial assets	€ 2,495		3,123
Bonds issued	€ 36,502		€ 40,668
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond	206,919	206,919	145,000
Bonds issued	€ 194		€ 129
Minimum
Disclosure of financial assets [line items]
Legal proceedings provision	277					R$ 1,768
Maximum
Disclosure of financial assets [line items]
Legal proceedings provision	305					R$ 1,944
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Other current financial assets	1,076		403
Cross currency swaps
Disclosure of financial assets [line items]
Other current financial assets	716		80
Long-term credits
Disclosure of financial assets [line items]
Transfers and other	(91)		(24)
Long-term credits | Telefónica United Kingdom
Disclosure of financial assets [line items]
Transfers and other	86
Trade receivables
Disclosure of financial assets [line items]
Transfers and other	(537)		(393)
Trade receivables | Telefónica United Kingdom
Disclosure of financial assets [line items]
Transfers and other	178
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets	69		68
Telefonica Brasil S.A.
Disclosure of financial assets [line items]
Long-term deposits	434		750
Banco Bilbao Vizcaya Argentaria (BBVA)
Disclosure of financial assets [line items]
Investments in associates	€ 178		220
Proportion of ownership interest in associate (as a percent)	0.66%	0.66%
China Unicom
Disclosure of financial assets [line items]
Investments in associates	€ 85		€ 152
Proportion of ownership interest in associate (as a percent)	0.59%	0.59%	0.59%
Promotora de informaciones, S.A. (Prisa)
Disclosure of financial assets [line items]
Investments in associates	€ 57		€ 94
Proportion of ownership interest in associate (as a percent)	9.03%	9.03%	9.03%
Acquisitions (shares) | shares	11.3	11.3
Payments for equity			€ 15